Investments in Other Companies (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in Other Companies (Details) [Line Items]
Investments in other companies	$ 56,177	$ 46,923
Servipag Ltda. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest	50.00%
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest	50.00%